COMMITMENTS AND CONTINGENCIES (Details Narrative) - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Sep. 30, 2024	Dec. 31, 2023	Nov. 30, 2024	Feb. 23, 2024	Sep. 30, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares issued		13,727		1		13,727
Ordinary shares, par value		$ 1		$ 0.0001		$ 1
D T Cloud Acquisition Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering, net of offering costs, shares	1,725,000
Ordinary shares, shares issued		2,063,000	1,725,000				1,725,000
Ordinary shares, par value		$ 0.0001	$ 0.0001				$ 0.0001
D T Cloud Acquisition Corporation [Member] | Underwriter Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of underwriting fees		2.50%
D T Cloud Acquisition Corporation [Member] | Underwriter Agreement [Member] | Brookline Capital Markets [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares issued					103,500
Ordinary shares, par value					$ 0.0001
Proposed Public Offering [Member] | D T Cloud Acquisition Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering, net of offering costs, shares			900,000
Proposed Public Offering [Member] | D T Cloud Acquisition Corporation [Member] | Underwriters Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering, net of offering costs, shares			6,000,000
Underwriting commitments, description			The underwriters will be entitled to cash underwriting discount of 3.9% of the gross proceeds of the Proposed Public Offering and 90,000 representative shares. 1.4% of cash underwriting discount will be payable at the closing of the Proposed Public Offering. The balance of 2.5% of underwriting discount will be deferred and payable until the closing of the Business Combination.
Proposed Public Offering [Member] | D T Cloud Acquisition Corporation [Member] | Underwriter Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Underwriting commitments, description		The underwriters are entitled to a cash underwriting discount of 2.5% of the gross proceeds of the IPO, or $1,725,000, upon the closing of the Business Combination.